Selected Quarterly Data - Summarized Quarterly Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses	$ 12,064	$ 14,780	$ 12,639	$ 12,549	$ 12,687	$ 11,825	$ 10,239	$ 9,546	$ 9,656	$ 39,473	$ 37,875	$ 52,655	$ 41,266	$ 52,120
Net loss		$ (14,588)	$ (12,481)	$ (12,407)	$ (12,602)	$ (11,734)	$ (10,178)	$ (9,468)	$ (9,589)			$ (52,078)	$ (40,969)
Basic and diluted net loss per share (usd per share)	$ (0.28)	$ (0.35)	$ (0.30)	$ (0.29)	$ (0.39)	$ (0.37)	$ (0.32)	$ (0.30)	$ (0.31)	$ (0.92)	$ (0.96)	$ (1.31)	$ (1.31)	$ (2.07)
Adjustment
Basic and diluted net loss per share (usd per share)												$ (1.31)